VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
NOTE 13   VALUATION AND QUALIFYING ACCOUNTS
	Warranty provision	Allowance for doubtful accounts	Valuation allowance for deferred tax assets
	U.S. dollars in thousands
Balance, as of December 31, 2011	243	25	9,936
Additions	49	—	94
Deductions	(33)	—	(4,180)
Balance, as of December 31, 2012	259	25	5,850
Additions	136	25	—
Deductions	(88)	—	(5,850)
Balance, as of December 31, 2013	307	50	—
Additions	261	—	—
Deductions	(98)	—	—
Balance, as of December 31, 2014	470	50	—